OPERATING EXPENSES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES
Operating expenses	$ 1,024,123	$ 834,260	$ 827,096
Employee benefit expenses and severance payments
Salaries, Social security expenses and benefits	(157,263)	(162,514)	(159,914)
Severance indemnities	(21,772)	(12,697)	(7,307)
Other employee expenses	(3,629)	(3,654)	(4,713)
Employee benefit expenses and severance payments	$ (182,664)	$ (178,865)	$ (171,934)